Derivatives and Fair Value of Financial Instruments - Instruments and Agreements (Details) $ in Millions	3 Months Ended	12 Months Ended
	Apr. 02, 2016 USD ($) item	Dec. 31, 2016 USD ($) item agreement	Dec. 31, 2015 USD ($) item agreement	Dec. 31, 2014 USD ($) agreement	Dec. 31, 2010 USD ($) agreement
Commodities
Derivative commodity instruments
Amount of Gain or (Loss) Recognized in Income on Derivatives | $		$ 21	$ (45)	$ 18
Net commodity purchase contracts | Sugar
Derivative commodity instruments
Nonmonetary notional amount			3,000,000
Net commodity purchase contracts | Hogs
Derivative commodity instruments
Nonmonetary notional amount		14,000,000	25,000,000
Net commodity purchase contracts | Grain
Derivative commodity instruments
Nonmonetary notional amount		22,000,000	22,000,000
Net commodity sale contracts | Heating oil
Derivative commodity instruments
Nonmonetary notional amount		4,000,000
Net commodity sale contracts | Soybean oil
Derivative commodity instruments
Nonmonetary notional amount		35,000,000	8,000,000
Foreign currencies
Derivative commodity instruments
Notional amounts | $		$ 81	$ 94
Interest rate swaps
Derivative commodity instruments
Notional amounts | $		$ 75	$ 119		$ 25
Number of derivative agreements | agreement		3	5		3
Term of derivative contract					10 years
Eight-year interest rate exchange agreements
Derivative commodity instruments
Notional amounts | $			$ 44
Number of derivative agreements | agreement			2	4
Term of derivative contract				8 years
Number of agreements terminated and not renewed | agreement			2
Number of bulk vessels delivered	2		2
Payments to unwind interest rate exchange agreements | $	$ 2